Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues:
Product sales	¥ 8,376,287	¥ 8,044,971	¥ 9,076,913
Financial and other services	939,520	923,575	923,456
Total revenues	9,315,807	8,968,546	10,000,369
Cost of sales:
Product sales	(6,292,555)	(6,185,937)	(7,153,228)
Financial and other services	(674,878)	(663,318)	(662,952)
Total cost of sales	(6,967,433)	(6,849,255)	(7,816,180)
Selling, general and administrative expenses	(1,903,866)	(1,917,132)	(2,057,043)
Impairment losses for long-lived assets (note 18)	(35,170)	(25,196)	(128,400)
Restructuring charges (note 19)	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividend income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies		183	360
Other income (note 20)	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions (note 20)	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Income (loss) before income taxes	432,201	63,580	(289,871)
Income taxes (note 8)	(129,075)	(147,971)	(505,249)
Net income (loss)	303,126	(84,391)	(795,120)
Less income (loss) attributable to noncontrolling interests	64,257	22,570	(7,783)
Net income (loss) attributable to Hitachi, Ltd.	¥ 238,869	¥ (106,961)	¥ (787,337)
Net income (loss) attributable to Hitachi, Ltd. stockholders per share (note 21):
Basic	¥ 52.89	¥ (29.20)	¥ (236.86)
Diluted	¥ 49.38	¥ (29.20)	¥ (236.87)